Parent Company Informations (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Summary of Condensed Statements of Financial Position
Condensed Statements of Financial Position

(In millions of Korean won)	December 31, 2024		December 31, 2025
Assets
Cash and due from financial institutions	￦	398,391	￦	974,585
Financial assets at fair value through profit or loss		1,243,471		1,251,607
Loans at amortized cost		359,054		349,112
Investments in subsidiaries *
Banking subsidiaries		14,821,721		14,821,721
Nonbanking subsidiaries.		12,046,096		12,046,096
Other assets		938,090		1,410,019

Total assets	￦	29,806,823	￦	30,853,140

Liabilities and shareholders’ equity
Borrowings	￦	965,000	￦	—
Debentures		2,962,032		4,520,297
Other liabilities		891,233		1,397,607
Shareholders’ equity		24,988,558		24,935,236

Total liabilities and shareholders’ equity	￦	29,806,823	￦	30,853,140

*	Investments in subsidiaries were accounted at cost method in accordance with IAS No.27.

Summary of Condensed Statements of Comprehensive Income
Condensed Statements of Comprehensive Income

(In millions of Korean won)	2023		2024		2025
Income
Dividends from subsidiaries	￦	2,192,380	￦	2,243,250	￦	3,778,446
Interest from subsidiaries		31,257		33,822		26,046
Other income		120,699		101,594		89,115

Total income		2,344,336		2,378,666		3,893,607

Expense
Interest expense		99,980		101,073		118,080
Non-interest expense		107,355		106,938		117,208

Total expense		207,335		208,011		235,288

Profit before income tax expense		2,137,001		2,170,655		3,658,319

Income tax benefit		(15,757)		(58)		(686)

Profit for the year		2,121,244		2,170,597		3,657,633

Other comprehensive gain(loss) for the year, net of tax		(962)		(1,507)		(285)

Total comprehensive income for the year	￦	2,120,282	￦	2,169,090	￦	3,657,348

Summary of Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

(In millions of Korean won)	2023		2024		2025
Operating activities
Net income	￦	2,121,244	￦	2,170,597	￦	3,657,633
Reconciliation of net income to net cash provided by operating activities:
Other operating activities, net		(66,265)		36,135		108,152

Net cash inflow from operating activities		2,054,979		2,206,732		3,765,785

Investing activities
Net payments from (to) subsidiaries		27,539		(150,000)		—
Other investing activities, net		103,294		414,742		10,531

Net cash outflow from investing activities		130,833		264,742		10,531

Financing activities
Net increase (decrease) in borrowings		100,000		865,000		(965,000)
Increases in debentures		—		398,945		2,236,135
Repayments of debentures and lease liabilities		(1,090,617)		(1,075,644)		(680,619)
Issuance of hybrid securities		598,537		399,045		404,013
Redemption of hybrid securities		—		(350,000)		(1,130,000)
Cash dividends paid		(1,336,815)		(1,686,776)		(1,504,683)
Acquisition of treasury shares		(571,745)		(820,000)		(1,480,000)
Other financing activities		109		10		32

Net cash inflow (outflow) from financing activities		(2,300,531)		(2,269,420)		(3,120,122)

Net increase (decrease) in cash and cash equivalents		(114,719)		202,054		656,194
Cash and cash equivalents as of January 1		231,053		116,334		318,388

Cash and cash equivalents as of December 31	￦	116,334	￦	318,388	￦	974,582